UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Errol M Rudman

Address: 712 Fifth Avenue
         39th Floor
         New York, NY 10019


13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Errol M Rudman
Title: Investment Manager
Phone: (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman             New York, New York              May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     39

Form 13F Information Table Value Total:     $123,198
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                           FORM 13F INFORMATION TABLE
                                                 Errol M Rudman
                                                 March 31, 2013



COLUMN 1                       COLUMN 2         COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                               TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 ---------        ------     --------  --------  --- ----  ----------  --------  -----   ------- -----
AMERICAN INTL GROUP INC        COM NEW          026874784   1,941     50,000   SH        SOLE                   50,000
ARMSTRONG WORLD INDS INC NEW   COM              04247X102   2,962     53,000   SH        SOLE                   53,000
ASCENT CAP GROUP INC           COM SER A        043632108   2,084     28,000   SH        SOLE                   28,000
BANK OF AMERICA CORPORATION    COM              060505104   1,049     86,085   SH        SOLE                   86,085
BELDEN INC                     COM              077454106   1,601     31,000   SH        SOLE                   31,000
BOEING CO                      COM              097023105   3,005     35,000   SH        SOLE                   35,000
BOISE CASCADE CO DEL           COM              09739D100   2,388     70,350   SH        SOLE                   70,350
BRUKER CORP                    COM              116794108   2,156    112,900   SH        SOLE                  112,900
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109   4,317    288,560   SH        SOLE                  288,560
CITIGROUP INC                  COM NEW          172967424   2,870     64,880   SH        SOLE                   64,880
CVS CAREMARK CORPORATION       COM              126650100   4,339     78,904   SH        SOLE                   78,904
DELTA AIR LINES INC DEL        COM NEW          247361702   4,123    249,710   SH        SOLE                  249,710
DIREXION SHS ETF TR            20YR TRES BEAR   25459Y678   5,009     88,025   SH        SOLE                   88,025
EAGLE MATERIALS INC            COM              26969P108     873     13,100   SH        SOLE                   13,100
EXPRESS SCRIPTS HLDG CO        COM              30219G108   6,821    118,376   SH        SOLE                  118,376
HARVARD BIOSCIENCE INC         COM              416906105     728    128,797   SH        SOLE                  128,797
HCA HOLDINGS INC               COM              40412C101   3,454     85,000   SH        SOLE                   85,000
JPMORGAN CHASE & CO            COM              46625H100   1,624     34,220   SH        SOLE                   34,220
LAZARD LTD                     SHS A            G54050102   3,596    105,348   SH        SOLE                  105,348
MOHAWK INDS INC                COM              608190104   5,147     45,500   SH        SOLE                   45,500
NEWELL RUBBERMAID INC          COM              651229106   2,088     80,000   SH        SOLE                   80,000
PENNEY J C INC                 COM              708160106      38      2,496   SH        SOLE                    2,496
PROSHARES TR II                ULTRASHRT EURO   74347W882     159      7,958   SH        SOLE                    7,958
RESTORATION HARDWARE HLDGS I   COM              761283100     360     10,275   SH        SOLE                   10,275
RITCHIE BROS AUCTIONEERS       COM              767744105   5,348    246,450   SH        SOLE                  246,450
ROCK-TENN CO                   CL A             772739207   3,982     42,915   SH        SOLE                   42,915
ROUSE PPTYS INC                COM              779287101   1,810    100,000   SH        SOLE                  100,000
RUSH ENTERPRISES INC           CL A             781846209   3,258    135,093   SH        SOLE                  135,093
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106   3,391    103,160   SH        SOLE                  103,160
SIRONA DENTAL SYSTEMS INC      COM              82966C103   2,912     39,500   SH        SOLE                   39,500
SOTHEBYS                       COM              835898107   1,856     49,600   SH        SOLE                   49,600
STIFEL FINL CORP               COM              860630102   1,855     53,500   SH        SOLE                   53,500
TRANSDIGM GROUP INC            COM              893641100  13,282     86,856   SH        SOLE                   86,856
TW TELECOM INC                 COM              87311L104  12,337    489,766   SH        SOLE                  489,766
UNITED CONTL HLDGS INC         COM              910047109   3,601    112,500   SH        SOLE                  112,500
UNWIRED PLANET INC NEW         COM              91531F103     630    284,000   SH        SOLE                  284,000
WAUSAU PAPER CORP              COM              943315101     497     46,115   SH        SOLE                   46,115
WESCO AIRCRAFT HLDGS INC       COM              950814103   5,229    355,244   SH        SOLE                  355,244
XOOM CORP                      COM              98419Q101     480     21,000   SH        SOLE                   21,000




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